Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Trade receivables from concentrate sales	$ 26,309	$ 33,642
Advances and other receivables	4,108	2,419
Value added taxes recoverable	8,890	11,646
Total accounts and other receivables	76,555	47,707
Gains from securities trades	(17,897)	(20,582)
Lindero Reporting Segment [member]
Disclosure of operating segments [line items]
Value added taxes recoverable	37,248
Unrealized foreign exchange loss	12,365	12,137
Gains from securities trades	$ 3,306	$ 11,204